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                                                   [Logo]

                                                   FORUM
                                                   FUNDS



                                      ----------------------------------
                                             SEMI-ANNUAL REPORT
                                      ----------------------------------

                                             SEPTEMBER 30, 1998




                                               Austin Global
                                                Equity Fund

AUSTIN GLOBAL EQUITY FUND


--------------------------------------------------------------------------------

Two Portland Square                             Shareholder Inquiries
Portland, ME  04101                             Forum Shareholder Services, LLC
800-943-6786                                    P.O. Box 446
                                                Portland, ME  04112
                                                207-879-0001

SEMI-ANNUAL REPORT                              September 30, 1998
--------------------------------------------------------------------------------



Dear Fellow Shareholder:


As you probably already know, your Austin Global Equity Fund was not immune to the gyrations that have occurred in world securities markets. For the six months from March 31 to September 30, 1998, the Fund declined 8.42% versus a decline of 10.20% in the MSCI World Index and a 6.95% decline in the S&P 500 Index. The Fund, being a global fund, is better measured against the MSCI World Index, but I cite the S&P 500's performance since it is so widely recognized.

As we continue our strategy of investing in selected privatization companies, we initiated purchases of the newly privatized Societe Europeenne des Satellites, a Luxembourg company, that meets our criterion of being able to become a very successful commercial enterprise. This is our first investment in Luxembourg, whose strategic geographical location, importance to the European Economic Council, outstanding economic achievement in past decades, and political stability make it a likely focus of continuing attention from us in the future. We have also invested in the privatized Spanish landline telephone company, Telefonica, and the recently privatized Brazil Telecomm.

The Federal Reserve lowered interest rates throughout the year, continuing until September 29th. Other central banks of developed nations have followed suit and lowered rates. Well publicized low inflation and ample labor supply throughout the globe, together with excess capacity, apparently assures that lower interest rates will not ignite a spiral of inflation. We believe that these trends, coupled with low energy, agriculture and metal prices, will stimulate economic activity in the United States and abroad. Undertakings by Japan and other Asian Pacific countries should add to economic recovery in that region. As we have noted before, Europe is also displaying increasing signs of continued growth. We anticipate continued improvement in markets throughout the world in coming months and will continue to pursue the investment policies outlined in previous reports.

In the six-month period of March 31, 1998 to September 30, 1998 we began to purchase cyclical, consumer and retail securities. We also purchased, for the first time, French hotel and luxury goods companies. We also added to existing positions in the portfolio and reduced or eliminated others.

Your Fund remains in the limelight. In the September 30, 1998 edition of the Wall Street Journal, the Fund was ranked among the top 15 of all global funds, ranking 12th out of 90 global funds in the Journal's Mutual Fund
Scorecard/Global category for the period ended September 24, 1998.* Most pleasing in the period was the news that the Fund was awarded the coveted 5 star designation by Morningstar, among 819 international equity funds, for the three year period ended 9/30/98. Morningstar is the highly regarded and widely utilized mutual fund ranking system in the United States.**

AUSTIN GLOBAL EQUITY FUND


--------------------------------------------------------------------------------



Finally, we have included an informational piece about the Roth IRA. If you have any questions or would like additional information about your no-load Fund, the Roth IRA or other matters please call Forum Financial Services, Inc., the Fund's distributor, at (800) 943-6786. We thank you for your investment and look forward to helping you reach your investment goals.






Warmest Regards,



Peter A. Vlachos
President
Austin Investment Management, Inc.















*The Wall Street Journal rankings are provided by Lipper Analytical Services, Inc., an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. As of 9/30/98, the Fund was ranked 35 out of 203 global funds for the 1-year period.

**Morningstar proprietary ratings reflect historical risk-adjusted performance as of 9/30/98 and are subject to change monthly. Furthermore, these ratings are calculated based on risk and return ratios for 3-, 5-, and 10-year average annual returns (if applicable) in excess of 90-day T-bill returns with appropriate fee adjustments, and a risk factor that reflects fund performance below 90-day T-bill returns and considers all sales charges and fees (if applicable). The top 10% of funds in an investment category receive five stars. Average annual total returns of the Fund for the 1-, 3-year and since inception (12/8/93) periods ending 9/30/98 were .23%, 13.17%, and 13.24% respectively.
Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that, when redeemed, an investor's shares may be worth more or less than their original cost. The Fund's average total return assumes reinvestment of all dividends and capital gain distributions.

AUSTIN GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 1998
--------------------------------------------------------------------------------

                                                                                       SHARES/FACE                VALUE
                                                                                    -----------------        ---------------
COMMON STOCK (87.4%)
AUSTRALIA (0.9%)
Telstra Corp. Ltd., ADR                                                                        2,500              $ 139,063
                                                                                                             ---------------

BERMUDA (0.7%)
Knightsbridge Tankers Ltd.                                                                     5,000                107,500
                                                                                                             ---------------

BRAZIL (1.7%)
Telecomunicacoes Brasileiras SA - Telebras, ADR                                                4,000                281,750
                                                                                                             ---------------

CANADA (0.6%)
Gulf Canada Resources Ltd. (a)                                                                25,000                103,125
                                                                                                             ---------------

FINLAND (1.5%)
Nokia Corp., ADR                                                                               3,000                235,312
                                                                                                             ---------------

FRANCE (6.6%)
Air Liquide                                                                                    1,125                178,240
Immobiliere Marseillaise                                                                         100                180,024
L'OREAL, ADR                                                                                   1,000                 92,956
Simco SA                                                                                       1,500                116,953
Societe du Louvre                                                                              5,000                373,786
Taittinger SA                                                                                    167                120,346
                                                                                                             ---------------
                                                                                                                  1,062,305
                                                                                                             ---------------
GERMANY (6.3%)
RWE AG                                                                                         8,000                371,195
SAP AG                                                                                         1,500                635,413
                                                                                                             ---------------
                                                                                                                  1,006,608
                                                                                                             ---------------
HONG KONG (0.6%)
Hong Kong and China Gas Co. Ltd., ADR                                                         79,200                 97,099
                                                                                                             ---------------

IRELAND (2.1%)
Esat Telecom Group plc (a)                                                                    10,000                335,000
                                                                                                             ---------------

ITALY (6.0%)
Telecom Italia Mobile SpA                                                                    150,000                873,255
Telecom Italia SpA                                                                                 7                     48
Telecom Italia SpA, ADR                                                                        1,277                 85,559
                                                                                                             ---------------
                                                                                                                    958,862
                                                                                                             ---------------
JAPAN (5.3%)
Bank of Tokyo-Mitsubishi Ltd., ADR                                                            30,000                196,875
Nippon Telegraph & Telephone Corp., ADR                                                        2,500                 91,563
Nisshinbo Industries, Inc. (a)                                                                20,000                 66,118
Tokio Marine & Fire Insurance Co. Ltd., ADR                                                   11,000                489,500
                                                                                                             ---------------
                                                                                                                    844,056
                                                                                                             ---------------
LUXEMBOURG (3.6%)
Societe Europeenne des Satellites (a)                                                          3,500                587,562
                                                                                                             ---------------


See Notes to Financial Statements.  3                             FORUM FUNDS(R)

AUSTIN GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
SEPTEMBER 30, 1998
--------------------------------------------------------------------------------

                                                                                       Shares/Face                Value
                                                                                    -----------------        ---------------
MALAYSIA (0.4%)
Nestle (Malaysia) Berhad                                                                      10,000                 35,790
Telekom Malaysia Berhad                                                                       15,000                 23,685
                                                                                                             ---------------
                                                                                                                     59,475
                                                                                                             ---------------
NETHERLANDS (7.6%)
Aegon NV, ADR                                                                                  9,066                706,015
KLM Royal Dutch Airlines                                                                       2,071                 51,257
Koninklijke KPN NV, ADR                                                                        5,667                170,010
Royal Dutch Petroleum Co.                                                                      6,000                285,750
                                                                                                             ---------------
                                                                                                                  1,213,032
                                                                                                             ---------------
SPAIN (1.0%)
Telefonica SA, ADR                                                                             1,500                161,906
                                                                                                             ---------------

SWITZERLAND (3.3%)
Bank Fuer International Zahlungsausgleich                                                         35                213,012
Roche Holdings Ltd., ADR                                                                       3,000                322,904
                                                                                                             ---------------
                                                                                                                    535,916
                                                                                                             ---------------
UNITED KINGDOM (10.8%)
Allied Zurich plc, ADR (a)                                                                    12,500                255,546
BTP plc                                                                                       30,000                163,143
British American Tobacco plc (a)                                                              12,500                189,063
British Energy plc                                                                            90,000                881,730
Rio Tinto plc, ADR                                                                             5,000                245,000
                                                                                                             ---------------
                                                                                                                  1,734,482
                                                                                                             ---------------
UNITED STATES (28.4%)
Ascend Communications, Inc. (a)                                                                3,000                136,500
Bank of New York Co., Inc.                                                                    30,000                821,250
Chris-Craft Industries, Inc. (a)                                                               6,304                278,558
Cisco Systems, Inc. (a)                                                                        9,000                556,312
Home Depot, Inc.                                                                               3,000                118,500
Intel Corp.                                                                                    4,000                343,000
Johnson & Johnson                                                                              2,000                156,500
Kos Pharmaceuticals, Inc. (a)                                                                 22,000                130,625
Liberty Financial Cos., Inc.                                                                   7,500                197,813
Lucent Technologies, Inc.                                                                      4,000                276,250
MCI Worldcom, Inc. (a)                                                                        10,000                488,750
Microsoft Corp. (a)                                                                            2,000                220,125
New Era of Networks, Inc. (a)                                                                  4,000                163,000
NEXTLINK Communications, Inc. (a)                                                             10,000                233,750
Philip Morris Cos., Inc.                                                                       3,000                138,188
Schlumberger Ltd.                                                                              6,000                301,875
                                                                                                             ---------------
                                                                                                                  4,560,996
                                                                                                             ---------------

TOTAL COMMON STOCK (COST $11,004,600)                                                                            14,024,049
                                                                                                             ---------------

FIXED RATE CONVERTIBLE BONDS (1.4%)
Koninklijke Ahold NV, 3.00%, 9/30/03 (cost $216,532)                                         400,000                224,129
                                                                                                             ---------------


See Notes to Financial Statements.  4                            FORUM FUNDS (R)

AUSTIN GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)
SEPTEMBER 30, 1998
--------------------------------------------------------------------------------

                                                                                       SHARES/FACE                VALUE
                                                                                    -----------------        ---------------
SHORT-TERM HOLDINGS (11.2%)
Boston 1784 Institutional US Treasury Money Market Fund                                      896,338                896,338
Dreyfus Government Cash Management Fund                                                      896,338                896,338
                                                                                                             ---------------
TOTAL SHORT-TERM HOLDINGS (COST $1,792,676)                                                                       1,792,676
                                                                                                             ---------------

TOTAL INVESTMENTS (100.0%) (COST $13,013,808)                                                                  $ 16,040,854
                                                                                                             ===============

(a)  Non-income producing security.
ADR - American Depositary Receipts












See Notes to Financial Statements.  5                            FORUM FUNDS (R)

AUSTIN GLOBAL EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
SEPTEMBER 30, 1998
--------------------------------------------------------------------------------



ASSETS:
     Investments (Note 2):
         Investments at cost                                                                                  $ 13,013,808
         Net unrealized appreciation (depreciation)                                                              3,027,046
                                                                                                         ------------------
           Total investments at value                                                                           16,040,854

     Cash                                                                                                           29,229
     Receivable for Fund shares issued                                                                              22,350
     Receivable for investments sold                                                                               227,992
     Interest, dividends and other receivables                                                                      36,298
     Prepaid expenses                                                                                               10,983
     Organization costs, net of amortization (Note 2)                                                                1,499
                                                                                                         ------------------
Total assets                                                                                                    16,369,205
                                                                                                         ------------------

LIABILITIES:
     Payable to adviser (Note 3)                                                                                    20,646
     Payable to other related parties (Note 3)                                                                       3,442
     Accrued expenses and other liabilities                                                                         15,802
                                                                                                         ------------------
Total liabilities                                                                                                   39,890
                                                                                                         ------------------

NET ASSETS                                                                                                    $ 16,329,315
                                                                                                         ==================


COMPONENTS OF NET ASSETS:
     Paid in capital                                                                                          $ 12,635,609
     Undistributed (distribution in excess of) net investment income                                               (42,216)
     Unrealized appreciation (depreciation) on investments                                                       3,027,047
     Accumulated net realized gain (loss)                                                                          708,875
                                                                                                         ------------------

NET ASSETS                                                                                                    $ 16,329,315
                                                                                                         ==================

SHARES OF BENEFICIAL INTEREST:                                                                                   1,095,878
                                                                                                         ==================

NET ASSET VALUE (OFFERING AND REDEMPTION PRICE PER SHARE):                                                         $ 14.90
                                                                                                         ==================




See Notes to Financial Statements.  6                            FORUM FUNDS (R)

AUSTIN GLOBAL EQUITY FUND
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1998
--------------------------------------------------------------------------------




INVESTMENT INCOME:
     Dividend income                                                                                             $ 155,120
     Interest income                                                                                                19,888
                                                                                                         ------------------
Total investment income                                                                                            175,008
                                                                                                         ------------------

EXPENSES:
     Investment advisory  (Note 3)                                                                                 130,256
     Administration  (Note 3)                                                                                       21,709
     Transfer agent  (Note 3)                                                                                       10,198
     Custody                                                                                                         4,479
     Accounting  (Note 3)                                                                                           18,000
     Audit                                                                                                           9,258
     Legal                                                                                                          12,593
     Trustees                                                                                                          765
     Amortization of organization costs (Note 2)                                                                     3,984
     Miscellaneous                                                                                                   5,982
                                                                                                         ------------------
Total expenses                                                                                                     217,224
                                                                                                         ------------------

NET INVESTMENT INCOME (LOSS)                                                                                       (42,216)
                                                                                                         ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain (loss) on investments sold                                                                  387,473
     Net change in unrealized appreciation (depreciation) on investments                                        (1,983,159)
                                                                                                         ------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                                                          (1,595,686)
                                                                                                         ------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                               $ (1,637,902)
                                                                                                         ==================






See Notes to Financial Statements.  7                            FORUM FUNDS (R)

AUSTIN GLOBAL EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                Six Months
                                                                   Ended                 Year               Nine Months
                                                            September 30, 1998           Ended                 Ended
                                                                (unaudited)         March 31, 1998        March 31, 1997
                                                            --------------------  --------------------  --------------------

NET ASSETS - Beginning of Period                                   $ 15,378,962          $ 10,289,290          $ 10,325,740
--------------------------------                            --------------------  --------------------  --------------------

OPERATIONS:
     Net investment income (loss)                                       (42,216)              (65,277)              (85,800)
     Net realized gain (loss) on investments sold                       387,473             1,816,799              (304,425)
     Net change in unrealized appreciation (depreciation)
        on investments                                               (1,983,159)            2,479,548               965,563
                                                            --------------------  --------------------  --------------------
         Net increase (decrease) in net assets resulting
             from operations                                         (1,637,902)            4,231,070               575,338
                                                            --------------------  --------------------  --------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net realized gain on investments                                         -            (1,232,391)             (842,069)
                                                            --------------------  --------------------  --------------------

CAPITAL SHARE TRANSACTIONS (a):
     Sale of shares                                                   2,733,828             1,230,491               214,455
     Reinvestment of distributions                                            -             1,232,391               841,133
     Redemption of shares                                              (145,573)             (371,889)             (825,307)
                                                            --------------------  --------------------  --------------------
         Net increase (decrease) from capital transactions            2,588,255             2,090,993               230,281
                                                            --------------------  --------------------  --------------------

         Net increase (decrease) in net assets                          950,353             5,089,672               (36,450)
                                                            --------------------  --------------------  --------------------

NET ASSETS - End of Period                                         $ 16,329,315          $ 15,378,962          $ 10,289,290
--------------------------                                  ====================  ====================  ====================


(a)  Shares Issued (Redeemed)
         Sale of shares                                                 159,293                81,338                15,520
         Reinvestment of distributions                                        -                88,280                63,196
         Redemption of shares                                            (8,683)              (25,424)              (60,694)
                                                            --------------------  --------------------  --------------------
                                                            ====================  ====================  ====================
              Net increase (decrease) in shares                         150,610               144,194                18,022
                                                            ====================  ====================  ====================





See Notes to Financial Statements.  8                            FORUM FUNDS (R)

AUSTIN GLOBAL EQUITY FUND
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


Selected pershare data and ratios for a share outstanding throughout each period.

                                                   Six                      Nine
                                                  Months       Year        Months       Year         Year       Period
                                                  Ended        Ended       Ended        Ended       Ended       Ended
                                               September 30,  March 31,    March 31,  June 30,     June 30,    June 30,
                                                   1998        1998         1997        1996         1995      1994 (a)
                                                 ---------   ----------   ---------   ----------   ---------   ---------

Net Asset Value, Beginning of Period               $16.27       $12.84      $13.19       $11.60       $9.80      $10.00
                                                 ---------   ----------   ---------   ----------   ---------   ---------
Investment Operations
    Net Investment Income (Loss)                    (0.04)       (0.07)      (0.11)       (0.12)       0.04 (b)   (0.03)
    Net Realized and Unrealized Gain (Loss)
         on Investments                             (1.33)        4.95        0.86         1.98        1.76       (0.17)
                                                 ---------   ----------   ---------   ----------   ---------   ---------
Total from Investment Operations                    (1.37)        4.88        0.75         1.86        1.80       (0.20)
Distributions from
    Net Realized Gain on Investments                    -        (1.45)      (1.10)       (0.27)          -           -
                                                 ---------   ----------   ---------   ----------   ---------   ---------
Net Asset Value, End of Period                     $14.90       $16.27      $12.84       $13.19      $11.60       $9.80
                                                 =========   ==========   =========   ==========   =========   =========

Total Return                                        (8.42)%     39.88%       5.38%       16.22%      18.37%       3.57% (c)

Ratio/Supplementary Data:
Net Assets at End of Period (000's omitted)       $16,329      $15,379     $10,289      $10,326      $8,474      $7,646
Ratios to Average Net Assets:
    Expenses                                        2.50% (c)    2.50%       2.50% (c)    2.50%       2.50%       2.36% (c)
    Expenses excluding reimbursement/waiver         2.50% (c)    2.69%       3.38% (c)    3.25%       3.19%       4.18% (c)
    Net investment income (loss)                  (0.49)% (c)  (0.50)%     (1.09)% (c)   (0.98)%     (0.41)%    (0.83)% (c)
Average Commission Rate (d)                       $0.0811      $0.0681     $0.0383      $0.0542      N/A         N/A
Portfolio Turnover Rate                            39.84%       57.37%      44.79%       93.55%      35.31%       2.49%




-------------------------------------------------


(a) For the period December 8, 1993 (commencement of operations) through June 30, 1994.
(b)  Calculated using the weighted average shares outstanding.
(c)  Annualized.
(d) For the fiscal years beginning on or after September 1, 1995, the Fund is required to disclose average commission per share paid to brokers on the purchase and sale of equity securities.




See Notes to Financial Statements.  9                            FORUM FUNDS (R)

AUSTIN GLOBAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
SEPTEMBER 30, 1998
--------------------------------------------------------------------------------

NOTE 1.  ORGANIZATION

Forum Funds(R) (the "Trust") is a Delaware business trust that is registered as an open-end management investment company under the Investment Company Act (the "Act"). The Trust currently has twenty-three active investment portfolios. The Fund is authorized under the Trust's Trust Instrument to issue an unlimited number of shares of beneficial interest without par value. These financial statements relate to Austin Global Equity Fund (the "Fund"), a diversified portfolio of the Trust that commenced operations on December 8, 1993.

Effective November 25, 1996, the Fund was reorganized as a series of the Trust. As a result of this reorganization, the Fund's fiscal year end changed from June 30 to March 31.

NOTE 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates. The following represent significant accounting policies of the Fund:

SECURITY VALUATION - Securities held by the Fund for which market quotations are readily available are valued using the last reported sales price provided by independent pricing services. If no sales are reported, the mean of the last bid and ask price is used. In the absence of readily available market quotations, securities are valued at fair value as determined by the Board of Trustees. Securities that mature in sixty days or less are valued at amortized cost.

INTEREST AND DIVIDEND INCOME - Interest income is accrued as earned. Dividends on securities held by the Fund are recorded on the ex-dividend date.

DISTRIBUTIONS TO SHAREHOLDERS - Distributions to shareholders of net investment income and net capital gain, if any, are declared and paid annually.
Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

ORGANIZATION COSTS - The costs incurred by the Fund in connection with its organization and registration of shares have been capitalized and are being amortized using the straight-line method over a five year period beginning with the commencement of the Fund's operations.

FEDERAL TAXES - The Fund intends to qualify, and continue to qualify, each year as a regulated investment company and distribute all of its taxable income. In addition, by distributing in each calendar year substantially all of its net investment income, capital gain and certain other amounts, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income tax provision is required.

EXPENSE  ALLOCATION  -  The  Trust  accounts   separately  for  the  assets  and
liabilities and operations of each Fund. Expenses that are directly attributable to more than one Fund are allocated among the respective Funds.

REALIZED GAIN AND LOSS - Security transactions are recorded on trade date. Realized gain and loss on investments sold are determined on the basis of identified cost.



                                       10                        FORUM FUNDS (R)

AUSTIN GLOBAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
SEPTEMBER 30, 1998
--------------------------------------------------------------------------------

NOTE 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

FOREIGN CURRENCY TRANSLATION - The books and records of the Fund are maintained in United States dollars.

Foreign currency amounts are translated into U.S. dollars at the mean of the bid and ask prices of such currencies against U.S. dollars as follows: (i) assets and liabilities at the rate of exchange at the end of the respective period; and
(ii) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

The Fund may enter into forward contracts to purchase or sell foreign currencies to protect the U.S. dollar value of its portfolio from possible adverse movements in foreign exchange rates and exchange control regulations. Risks associated with such contracts include the movement in value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. Fluctuations in the value of such contracts are recorded as unrealized gain or loss; realized gain or loss include net gain or loss on contracts which have terminated by settlement or by the Fund entering into offsetting commitments.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. companies as a result of, among other factors, the level of governmental supervision and regulation of foreign securities markets and the possibility of political and economic instability.

NOTE 3.  ADVISORY FEES, SERVICING FEES AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The investment adviser to the Fund is Austin Investment Management, Inc. ("Adviser"). Pursuant to an Investment Advisory Agreement, the Adviser receives an advisory fee from the Fund at an annual rate of 1.50% of the average daily net assets of the Fund.

ADMINISTRATOR - The administrator of the Fund is Forum Administrative Services, LLC ("FAdS"). For its services, FAdS receives an administrative fee at an annual rate of 0.25% of the average daily net assets of the Fund. In addition, certain legal expenses may be charged to the Fund by FAdS. For the six months ended September 30, 1998, the amount charged to the Fund was $0.

TRANSFER AGENT - The transfer agent and dividend disbursing agent for the Fund is Forum Shareholder Services, LLC ("FSS"). FSS receives an annual fee of $12,000 plus certain shareholder account fees.

DISTRIBUTOR - Forum Financial Services, Inc.(R) ("FFSI"), a registered broker-dealer and a member of the National Association Services Dealers, Inc., acts as the Fund's distributor. FFSI receives no compensation for its distribution services.

Other Service Providers - Forum Accounting Services, LLC ("FAcS") provides fund accounting services to the Fund. For its services, FAcS receives an annual fee of $36,000 plus certain amounts based upon the asset level of the Fund as well as the number and type of portfolio transactions.




                                       11                         FORUM FUNDS(R)

AUSTIN GLOBAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONCLUDED)
SEPTEMBER 30, 1998
--------------------------------------------------------------------------------

NOTE 4.  SECURITY TRANSACTIONS

Cost of purchases and proceeds from sales of securities, other than short-term investments, totaled $7,479,263 and $6,397,710 respectively, for the six months ended September 30, 1998.

For federal income tax purposes, the tax basis of investment securities owned as of September 30, 1998, was $13,013,808. The aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost was $4,431,742 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value was $1,404,696.














                                       12                         FORUM FUNDS(R)

Investment Adviser
Austin Investment Management, Inc.
375 Park Avenue, Suite 2207
New York, NY 10152-2207

Custodian
Investors Bank & Trust Company
200 Clarendon Street, 16th Floor
Boston, MA 02116

Trustees
John Y. Keffer
Costas Azariadis
James C. Cheng
J. Michael Parish

Administrator
Forum Administrative Services, LLC
Two Portland Square
Portland, ME 04101

[Logo]


Distributor
Forum Financial Services, Inc.(R)
Two Portland Square
Portland, ME 04101


THIS REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY
TO SHAREHOLDERS AND TO OTHERS WHO HAVE RECEIVED
A COPY OF THE AUSTIN GLOBAL EQUITY FUND
PROSPECTUS.